Summary of Significant Accounting Policies - Summary of Liabilities Measured at Fair Value Using Level 3 (Detail) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Indemnification liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 239
Issuance		$ 182
Change in fair value		57
Settlement	(239)
Ending balance		239
Warrants Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	276	229
Change in fair value	$ (276)	47
Ending balance		$ 276